Note 19 - Trade and Other Payables	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
19.
TRADE AND OTHER PAYABLES

The Company’s trade and other payables are primarily comprised of amounts outstanding for purchases relating to mining operations, exploration and evaluation activities and corporate expenses. The normal credit period for these purchases is usually between
30
to
90
days.

Trade and other payables are comprised of the following items:

	December 31, 2019	December 31, 2018
Trade payables	$23,984	$26,420
Trade related accruals	12,314	9,351
Payroll and related benefits	19,059	11,255
Environmental duty	1,483	1,536
Other accrued liabilities	2,283	1,621
	$59,123	$50,183